RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14. RELATED PARTY TRANSACTIONS

Management Agreement

The Company is externally managed and advised by the “Manager” pursuant to the terms of a management agreement. The management agreement has been renewed through February 20, 2022 and provides for automatic one-year extension options thereafter and is subject to certain termination rights. Under the terms of the management agreement, the Manager is responsible for administering the business activities and day-to-day operations of the Company. The Manager receives a monthly management fee in the amount of:

• One-twelfth of 1.5% of the first $250 million of the Company’s month-end equity, as defined in the management agreement,

• One-twelfth of 1.25% of the Company’s month-end equity that is greater than $250 million and less than or equal to $500 million, and

• One-twelfth of 1.00% of the Company’s month-end equity that is greater than $500 million.

The Company is obligated to reimburse the Manager for any direct expenses incurred on its behalf and to pay the Manager the Company’s pro rata portion of certain overhead costs set forth in the management agreement. Should the Company terminate the management agreement without cause, it will pay the Manager a termination fee equal to three times the average annual management fee, as defined in the management agreement, before or on the last day of the term of the agreement.

Total expenses recorded for the management fee and costs incurred were approximately $6.8 million, $6.9 million and $7.8 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Other Relationships with Bimini

Robert Cauley, our Chief Executive Officer and Chairman of our Board of Directors, also serves as Chief Executive Officer and Chairman of the Board of Directors of Bimini and owns shares of common stock of Bimini. George H. Haas, our Chief Financial Officer, Chief Investment Officer, Secretary and a member of our Board of Directors, also serves as the Chief Financial Officer, Chief Investment Officer and Treasurer of Bimini and owns shares of common stock of Bimini. In addition, as of December 31, 2020, Bimini owned 2,595,357 shares, or 3.4%, of the Company’s common stock.